Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net loss for the year	$ (204,164)	$ (53,272)
Items that will not be subsequently reclassified to profit or loss:
Unrealized loss on fair value of investments in marketable securities	(510)	(479)
Remeasurement of retirement benefit plan	665
Other comprehensive income (loss)	155	(479)
Total comprehensive loss	$ (204,009)	$ (53,751)